8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Current	$ 1,800	$ 2,141	$ 512
Deferred	(213)	(678)	(523)
Total	$ 1,587	$ 1,463	$ (11)